Investments	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Investments [Abstract]
INVESTMENTS

4. INVESTMENTS

Investments consist of the following:

		Gross Unrealized
			Losses
	Amortized		Less than	Greater than	Estimated
	Cost	Gains	One Year	One Year	Fair Value
	(In thousands)
December 31, 2011
Short-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	$90,420	$103	$(1)	$—	$90,522
International government agency debt securities	20,580	47	(14)	—	20,613
Corporate debt securities	11,065	41	—	—	11,106
	122,065	191	(15)	—	122,241
Held-to-maturity securities:
Certificates of deposit	4,236	—	—	—	4,236
U.S. government obligations	417	—	—	—	417
	4,653	—	—	—	4,653
Money market funds	1,202	—	—	—	1,202
Total short-term investments	127,920	191	(15)	—	128,096
Long-term investments:
Available-for-sale securities:
International government agency debt securities	11,095	—	(31)	—	11,064
Corporate debt securities	8,010	—	—	(424)	7,586
Strategic investments	644	31	—	—	675
	19,749	31	(31)	(424)	19,325
Held-to-maturity securities:
Certificates of deposit	1,200	—	—	—	1,200
	1,200	—	—	—	1,200
Total long-term investments	20,949	31	(31)	(424)	20,525
Total investments	$148,869	$222	$(46)	$(424)	$148,621

March 31, 2011
Short-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	$117,298	$129	$(1)	$—	$117,426
Corporate debt securities	20,973	48	—	(4)	21,017
International government agency debt securities	23,048	236	—	—	23,284
	161,319	413	(1)	(4)	161,727
Money market funds	1,201	—	—	—	1,201
Total short-term investments	162,520	413	(1)	(4)	162,928
Long-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	57,709	—	(804)	—	56,905
International government agency debt securities	15,281	—	(93)	—	15,188
Corporate debt securities	15,140	—	(29)	(328)	14,783
Strategic investments	644	31	—	—	675
	88,774	31	(926)	(328)	87,551
Held-to-maturity securities:
Certificates of deposit	5,440	—	—	—	5,440
U.S. government obligations	417	—	—	—	417
	5,857	—	—	—	5,857
Total long-term investments	94,631	31	(926)	(328)	93,408
Total investments	$257,151	$444	$(927)	$(332)	$256,336

The Company’s strategic investments include common stock in public companies with which the Company has or had a collaborative arrangement.

The proceeds from the sales and maturities of marketable securities, excluding strategic equity investments, which were primarily reinvested and resulted in realized gains and losses, were as follows:

	Nine Months Ended
	December 31,
(In thousands)	2011	2010
Proceeds from the sales and maturities of marketable securities	$267,604	$349,546
Realized gains	$37	$70
Realized losses	$(11)	$(31)

The Company’s available-for-sale and held-to-maturity securities at December 31, 2011 have contractual maturities in the following periods:

	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
(In thousands)	Cost	Fair Value	Cost	Fair Value
Within 1 year	$70,038	$70,107	$5,853	$5,853
After 1 year through 5 years	71,132	70,784	—	—
Total	$141,170	$140,891	$5,853	$5,853

At December 31, 2011, the Company believes that the unrealized losses on its available-for-sale investments are temporary. The investments with unrealized losses consist primarily of corporate debt securities. In making the determination that the decline in fair value of these securities was temporary, the Company considered various factors, including but not limited to: the length of time each security was in an unrealized loss position; the extent to which fair value was less than cost; financial condition and near-term prospects of the issuers; and the Company’s intent not to sell these securities and the assessment that it is more likely than not that the Company would not be required to sell these securities before the recovery of their amortized cost basis.

The Company’s investment in Acceleron Pharma, Inc. (“Acceleron”) was $8.7 million and $8.5 million at December 31, 2011 and March 31, 2011, respectively, which is recorded within “Other assets” in the accompanying condensed consolidated balance sheets. The Company accounts for its investment in Acceleron under the cost method as Acceleron is a privately-held company over which the Company does not exercise significant influence. The Company will continue to monitor this investment to evaluate whether any decline in its value has occurred that would be other-than-temporary, based on the implied value from any recent rounds of financing completed by Acceleron, market prices of comparable public companies and general market conditions.

The Company’s investment in Civitas Therapeutics, Inc. (“Civitas”) was $2.3 million and $1.3 million at December 31, 2011 and March 31, 2011, respectively, which is recorded within “Other assets” in the accompanying condensed consolidated balance sheets. The Company accounts for its investment in Civitas under the equity method as the Company has an approximately 11% ownership position in Civitas, has a seat on the board of directors and believes it may be able to exercise significant influence over the operating and financial policies of Civitas.

During the three months ended December 31, 2011, Civitas issued 14.3 million shares of Series A preferred stock in exchange for $12.5 million. The Company did not participate in the financing, however, it received 12.4% of these Series A preferred shares in accordance with the terms of its arrangement with Civitas and recorded an increase to its investment in Civitas of $1.5 million. The Company has deferred the recognition of the gain on its investment in Civitas and will recognize it into “other income”, ratably over a period of approximately four years, in the Company’s consolidated statement of operations. In addition, during the nine months ended December 31, 2011, the Company recorded a reduction in its investment in Civitas by $0.6 million, which represented the Company’s proportionate share of Civitas’ net losses for this period.

4.	INVESTMENTS

Investments consist of the following:

		Gross Unrealized
			Losses
	Amortized		Less than	Greater than	Estimated
	Cost	Gains	One Year	One Year	Fair Value
	(In thousands)

March 31, 2011
Short-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	$117,298	$129	$(1)	$—	$117,426
Corporate debt securities	20,973	48	—	(4)	21,017
International government agency debt securities	23,048	236	—	—	23,284

	161,319	413	(1)	(4)	161,727

Money market funds	1,201	—	—	—	1,201

Total short-term investments	162,520	413	(1)	(4)	162,928

Long-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	57,709	—	(804)	—	56,905
International government agency debt securities	15,281	—	(93)	—	15,188
Corporate debt securities	15,140	—	(29)	(328)	14,783
Strategic investments	644	31	—	—	675

	88,774	31	(926)	(328)	87,551

Held-to-maturity securities:
Certificates of deposit	5,440	—	—	—	5,440
U.S. government obligations	417	—	—	—	417

	5,857	—	—	—	5,857

Total long-term investments	94,631	31	(926)	(328)	93,408

Total investments	$257,151	$444	$(927)	$(332)	$256,336

March 31, 2010
Short-term investments:
Available-for-sale securities:
U.S. government and agency debt securities	$160,876	$204	$—	$—	$161,080
International government agency debt securities	23,441	136	—	(1)	23,576
Corporate debt securities	15,225	14	—	(2)	15,237
Asset backed debt securities	983	—	—	(24)	959

	200,525	354	—	(27)	200,852

Money market funds	1,201	—	—	—	1,201

Total short-term investments	201,726	354	—	(27)	202,053

Long-term investments:
Available-for-sale securities:
Corporate debt securities	26,109	—	—	(942)	25,167
U.S. government and agency debt securities	24,727	—	(39)	—	24,688
Auction rate securities	10,000	—	—	(1,454)	8,546
International government agency debt securities	3,225	—	(2)	—	3,223
Strategic investments	644	691	—	—	1,335

	64,705	691	(41)	(2,396)	62,959

Held-to-maturity securities:
Certificates of deposit	5,440	—	—	—	5,440
U.S. government obligations	417	—	—	—	417

	5,857	—	—	—	5,857

Total long-term investments	70,562	691	(41)	(2,396)	68,816

Total investments	$272,288	$1,045	$(41)	$(2,423)	$270,869

The proceeds from the sales and maturities of marketable securities, excluding strategic equity investments, which were primarily reinvested and resulted in realized gains and losses, were as follows:

	Year Ended March 31,
	2011	2010	2009
	(In thousands)

Proceeds from the sales and maturities of marketable securities	$385,511	$516,935	$645,122
Realized gains	$77	$251	$621
Realized losses	$32	$43	$131

The Company’s available-for-sale and held-to-maturity securities at March 31, 2011 have contractual maturities in the following periods:

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
	(In thousands)

Within 1 year	$116,599	$116,850	$5,857	$5,857
After 1 year through 5 years	113,860	113,111	—	—
After 5 years through 10 years	18,990	18,642	—	—

Total	$249,449	$248,603	$5,857	$5,857

As of March 31, 2011, the Company believes that the unrealized losses on its available-for-sale investments are temporary. The investments primarily consist of corporate debt securities and U.S. government and agency debt securities. In making the determination that the decline in fair value of these securities was temporary, the Company considered various factors, including but not limited to: the length of time each security was in an unrealized loss position; the extent to which fair value was less than cost; financial condition and near term prospects of the issuers; and the Company’s intent not to sell these securities and the assessment that it is more likely than not that the Company would not be required to sell these securities before the recovery of their amortized cost basis.

The Company’s strategic equity investments include common stock in public companies with which the Company has or had a collaborative arrangement with. For the years ended March 31, 2011, 2010 and 2009, the Company recognized none, $0.1 million and $1.2 million, respectively, in charges for other-than-temporary impairment losses on its strategic equity investments due to declines in the fair value of the common stock of certain companies which the Company did not believe would recover in the near term.